Consolidated Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities
Net loss	$ (1,271,934)	$ (2,235,799)	$ (2,830,047)	$ (8,622,393)
Depreciation	11,291	27,784	33,023	149,840
Amortization of patents	85,039	83,969	113,071	67,919
Bad debt expense	4,492	89,325	92,224	485,072
Adjustment to the fair value of embedded derivatives	(31,924)		(65,962)
Accretion of interest on convertible notes	129,414		21,889
Inventory impairment				383,081
Unrealized loss (gain) on fair value adjustment of common stock warrants		(9)	(9)	416,526
Non-cash stock-based compensation expense	161,232	30,488	110,200	704,188
Non-cash settlement of prior debt owed	(769,148)
Gain on sale of property and equipment				(3,060)
Accrued interest payable	66,498		7,707
Changes in assets and liabilities:
Accounts receivable	422,733	242,741	(293,902)	645,842
Other receivables	21,096	121,948	100,612	(52,700)
Inventory	161,766	(61,228)	209,077	2,891,816
Prepaid expenses and other current assets	149,234	196,756	246,669	558,601
Assets of discontinued operations – short term		10,895	10,895	76,560
Assets held for sale				18,293
Other assets	14,132	(1,546)	(9,189)	(624,654)
Accrued interest	66,498		7,707
Assets of discontinued operations – long-term				9,913
Accounts payable	111,418	1,186,329	1,159,974	509,498
Accrued liabilities and accrued warranty	10,217	(419,393)	(383,916)	172,011
Deferred revenue	20,000
Liabilities of discontinued operations	(55,152)	(61,886)	(84,891)	(266,201)
Net cash used in operating activities	(759,596)	(789,626)	(1,562,575)	(2,479,848)
Cash flows from investing activities
Proceeds from disposal of property and equipment				3,060
Net cash provided by investing activities				3,060
Cash flows from financing activities
Borrowing on long-term debt			650,000
Borrowing on convertible notes payable	600,000	201,363
Repayment of notes payable	(130,480)		(14,232)	(283,252)
Borrowing (repayment) on line of credit, net		350,000	500,000	(92,266)
Proceeds from equity credit agreement	625,000		550,000	500,000
Proceeds from convertible redeemable preferred stock offering		550,000		1,100,000
Repayments on capital lease obligations	(299)	(3,425)	(4,414)	(4,698)
Proceeds from stock offering		550,000		1,100,000
Proceeds from securities purchase agreement	625,000		550,000	500,000
Proceeds from exercise of warrants				283,333
Payment of placement agent and registration fees and other direct costs	(36,618)	(55,919)	(91,981)	(228,180)
Employee taxes paid for vesting of restricted stock	(8,692)	(302)	(4,102)	(17,541)
Net cash provided by financing activities	1,048,911	1,041,717	1,585,271	1,257,396
Net increase (decrease) in cash	289,315	252,091	22,696	(1,219,392)
Cash
Beginning of year	150,081	127,385	127,385	1,346,777
End of year	439,396	379,476	150,081	127,385
Supplemental cash flows disclosures:
Cash paid during the period for interest	51,667	6,759	6,759	26,468
Supplemental disclosure of non-cash financing activity:
Embedded derivatives on convertible note issuances	122,630		243,889
Embedded derivative converted to equity	102,731
Grant of warrant on issuance of convertible note	170,767		53,623
Preferred deemed dividend		875,304	875,304	362,903
Conversion of preferred stock to common stock	1,168,787	1,809,317	2,079,933	310,052
Conversion of common stock warrant liability upon exercise of warrants				252,765
Reclassification of common stock warrant liability to additional paid-in capital				481,242
Preferred stock dividends paid in common stock	18,927	124,509	153,305	174,342
Return of Series D convertible preferred stock		80,123	80,123
Stock issued to procure inventory	250,000			1,142,801
Common stock issued to settle claim	250,000			1,142,801
Conversion of convertible note to common stock	392,612
Preferred stock issued for payment of financial advisor fees		210,000	230,000
Financial Advisory Services Fees [Member]
Supplemental disclosure of non-cash financing activity:
Note Payable, Issued	160,000		60,000
Prepaid Expenses and Other Current Assets [Member]
Supplemental disclosure of non-cash financing activity:
Note Payable, Issued			$ 144,071